Financial Instruments - Losses (Gains) on Derivative Instruments - Fair Value Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023
Interest Rate Swap [Member] | Fair Value Hedging
Derivative Instruments, Loss (Gain) [Line Items]
Fair Value Hedge, (Gain) Loss on Interest Rate Swap Contract	$ 46	$ 0